THE JPM INSTITUTIONAL FUNDS

Supplement dated February 28, 1997, as applicable to the following Prospectuses:
The JPM Institutional Tax Exempt Money Market Fund, dated 12/27/96
The JPM Institutional Tax Exempt Bond Fund, dated 12/27/96
The JPM Institutional International Bond Fund, dated 12/27/96
The JPM Institutional New York Total Return Bond Fund, dated 8/1/96
The JPM Institutional Diversified Fund, dated 9/27/96
The JPM Institutional Selected U.S. Equity Fund, dated 9/27/96
The JPM Institutional U.S. Small Company Fund, dated 9/27/96
The JPM Institutional European Equity Fund, dated 9/11/96
The JPM Institutional Japan Equity Fund, dated 9/11/96
The JPM Institutional Asia Growth Fund, dated 9/11/96
(Supersedes all supplements dated prior to February 28, 1997)

1. The following footnote is inserted directly beneath the Shareholder Transaction Expense table with reference to Sales Load Imposed on Purchases for the Prospectuses for New York Total Return Bond, Diversified, Selected U.S. Equity, U.S. Small Company, European Equity, Japan Equity and Asia Growth Funds:

     * Certain eligible Institutions (defined below) may impose fees in connection with the purchase of the Fund's shares through such institutions.

2. Effective February 10, 1997, Morgan has agreed to waive its administrative services and shareholder servicing fees and reimburse The JPM Institutional Tax Exempt Money Market Fund for the remainder of the Fund's expenses (excluding extraordinary expenses and expenses allocated to the Fund from the Fund's corresponding Portfolio), thereby reducing current total operating expenses of the Fund. This waiver and reimbursement arrangement is in effect until December 31, 1997 in addition to the reimbursement described under Expenses in the Prospectus. There is no assurance that Morgan will continue this arrangement beyond that date. The Expense Table and Example in the Prospectuses is revised as follows:

THE JPM INSTITUTIONAL TAX EXEMPT MONEY MARKET FUND
EXPENSE TABLE
ANNUAL OPERATING EXPENSES
Advisory fees......................................................... 0.18%
Rule 12b-1 fees....................................................... None
Other Expenses (after waivers and expense reimbursement) ............. 0.07%

Total Operating Expenses (after waivers and expense reimbursement) ... 0.25%

The information in the expense table has been restated to reflect contractual fees and other expenses described in the Prospectus after the current waiver and reimbursement arrangements described above. Fees and expenses in the table are expressed as a percentage of the Fund's estimated average daily net assets for its current fiscal year and assume the current arrangements were in effect throughout the year. If actual assets are lower than estimated, Total Operating Expenses may, because of the Portfolio's expenses allocable to the Fund, exceed 0.25% but, in any event, will not exceed 0.35% of the Fund's average daily net assets through December 31, 1997. If the table reflected expenses without current arrangements, Other Expenses would be 0.22% and Total Operating Expenses would be 0.40% of estimated assets. Historical Total Operating Expenses expressed as a ratio to historical average daily net assets for the fiscal year ended August 31, 1996 were 0.42%, assuming no expense reimbursements. See Management of the Trust and the Portfolio(s).

EXAMPLE
An investor would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption at the end of each time period:

1 year ................................................................... $ 3
3 years .................................................................. $ 8
5 years .................................................................. $14
10 years ................................................................. $32

3. The following is inserted as the first column in the "Financial Highlights" table in the Prospectus for each Fund listed below as applicable to the Fund described in such Prospectus:

                                              SELECTED U.S. EQUITY FUND                 U.S. SMALL COMPANY FUND
                                               For the Six Months Ended                 For the Six Months Ended
                                            NOVEMBER 30, 1996 (UNAUDITED)            NOVEMBER 30, 1996 (UNAUDITED)
                                            -----------------------------            -----------------------------
 NET ASSET VALUE, BEGINNING
   OF PERIOD                                      $14.00                                    $13.97
                                                  ------                                    ------
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net Investment Income                              0.07                                      0.04
 Net Realized and Unrealized
   Gain (Loss) on Investment                        1.41                                      0.16
                                                    ----                                      ----
   Total from Investment
     Operations                                     1.48                                      0.20
                                                    ----                                      ----
 LESS DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
 Net Investment Income                             (0.07)                                    (0.05)
 Net Realized Gain                                 (0.87)                                    (0.66)
                                                   -------                                   ------
   Total Distributions to
     Shareholders                                  (0.94)                                    (0.71)
                                                   ------                                    ------
 NET ASSET VALUE, END OF
   PERIOD:                                        $14.54                                    $13.46
                                                  ======                                    ======
 Total Return                                      11.56% (a)                                 1.92% (a)
 RATIOS AND SUPPLEMENTAL
   DATA:
 Net Assets, End of Period (in
   thousands)                                     $268,502                                   $333,568
 Ratios to Average Net Assets
   Expenses                                         0.60% (b)                                 0.80% (b)
   Net Investment Income                            1.40% (b)                                 0.84% (b)
   Decrease Reflected in
     Expense Ratio due to
     Expense Reimbursement                          0.07% (b)                                 0.10% (b)
(a) Not Annualized.  (b) Annualized.


     4. The last sentence of the second paragraph under the caption "Investment Objective and Policies" in the Prospectus for the U.S. Small Company Fund is replaced in its entirety with the following:

The small company holdings of the Portfolio are primarily companies included in the market capitalization size range of the Russell 2500 Index.

     5. The following sentence under "Management of the Trust and the Portfolios" in the Prospectuses for the New York Total Return Bond, Diversified, Selected U.S. Equity, U.S. Small Company, European Equity, Japan Equity and Asia Growth Funds is revised in each Prospectus referenced above as follows:

Through offices in New York City and abroad, J.P. Morgan, through the Advisor and other subsidiaries, offers a wide range of services to governmental, institutional, corporate and individual customers and acts as investment adviser to individual and institutional clients with combined assets under management of over $197 billion (of which the Advisor advises over $30 billion).

     6. Portfolio manager biographies as applicable to each of the Prospectuses of the Funds described below are revised as follows:

The U.S. Small Company Fund: James B. Otness, Managing Director (since February, 1993, employed by Morgan since prior to 1992 as a portfolio manager of equity securities of small and medium sized U.S. companies); Michael J. Kelly, Vice President (since May, 1996, employed by Morgan since prior to 1992 as a portfolio manager of small and medium sized U.S. companies and an equity research analyst); and Candice Eggerss, Vice President (since May, 1996, employed by Morgan since May, 1996 previously employed by Weiss, Peck and Greer from June 1993 to May 1996 and Equitable Capital Management prior to June 1993).

The International Bond Fund: Brian Morris, Vice President (since January, 1997, employed by Morgan since January, 1995, previously Vice President, R.H. Bluestein Company) and Dominic J. Pegler, Vice President (since April, 1995, employed by Morgan since April, 1995, previously an economist at Bank of England).

     7. The following is added to the section entitled "Shareholder Servicing" in the Prospectuses for the New York Total Return Bond, Diversified, Selected U.S. Equity, U.S. Small Company, European Equity, Japan Equity and Asia Growth
Funds:

The Fund may be sold to or through Eligible Institutions, including financial institutions and broker-dealers, that may be paid fees by Morgan or its affiliates for services provided to their clients that invest in the Fund. Organizations that provide recordkeeping or other services to certain employee benefit or retirement plans that include the Fund as an investment alternative may also be paid a fee.

     8. The following section under "Purchase of Shares" is amended in its entirety as applicable to the Fund described in each Prospectus referenced below:

METHOD OF PURCHASE. Investors may open accounts with the Fund only through the Distributor. All purchase transactions in Fund accounts are processed by Morgan as shareholder servicing agent and the Fund is authorized to accept any instructions relating to a Fund account from Morgan as agent for the customer. All purchase orders must be accepted by the Distributor. Investors must be either customers of Morgan or of an Eligible Institution or employer-sponsored retirement plans that have designated the Fund as investment option for the plans. Prospective investors who are not already customers of Morgan may apply to become customers of Morgan for the sole purpose of Fund transactions. There are no charges associated with becoming a Morgan customer for this purpose. Morgan reserves the right to determine the customers that it will accept, and the Trust reserves the right to determine the purchase orders that it will accept.

The Fund requires the minimum initial investment shown below and a minimum subsequent investment of $25,000:

FUND                                                         INITIAL INVESTMENT
----                                                         ------------------
The JPM Institutional New York Total Return Bond Fund          $  5,000,000
The JPM Institutional Selected U.S. Equity Fund                $  3,000,000
The JPM Institutional U.S. Small Company Fund                  $  1,000,000
The JPM Institutional Diversified Fund                         $  3,000,000
The JPM Institutional Japan Equity Fund                        $  1,000,000
The JPM Institutional European Equity Fund                     $  1,000,000
The JPM Institutional Asia Growth Fund                         $    500,000

These minimum investment requirements may be waived for certain investors, including investors for whom the Advisor is a fiduciary, who maintain related accounts with the Funds or the Advisor, who make investments for a group of clients, such as financial advisors, trust companies and investment advisors, or who maintain retirement accounts with the Funds.

     9. All references to The Pierpont Funds and a Pierpont Fund under the captions "Management of the Trust and the Portfolio(s)" and "Exchange of Shares" are changed to "The JPM Pierpont Funds" and "JPM Pierpont Fund," respectively, in the Prospectuses for New York Total Return Bond, Diversified, Selected U. S. Equity, U.S. Small Company, European Equity, Japan Equity and Asia Growth Funds.

     10. The following is inserted at the end of the sub-section entitled "Eligible Institutions" under the "Purchase of Shares" section in the Prospectuses for New York Total Return Bond, Diversified, Selected U.S. Equity, U.S. Small Company, European Equity, Japan Equity and Asia Growth Funds:

Although there is no sales charge levied directly by the Fund, Eligible Institutions may establish their own terms and conditions for providing their services and may charge investors a transaction-based or other fee for their services. Such charges may vary among Eligible Institutions but in all cases will be retained by the Eligible Institution and not remitted to the Fund or Morgan.

     11. Any reference to control persons under the caption "Organization" in the Prospectuses for New York Total Return Bond, Diversified, Selected U.S. Equity, U.S. Small Company, European Equity, Japan Equity and Asia Growth Funds is deleted.

     12. The following sentence under the caption "Organization" is restated in each of the Prospectuses referenced above as follows:

To date, shares of nineteen series have been authorized and are available for sale to the public.

     13. The following is added to the caption "Taxes" in each of the Prospectuses referenced above as follows:

In addition, no loss will be allowed on the redemption or exchange of shares of the Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.








JPMINSTS-972